Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Derivative Instruments, Gain (Loss) [Line Item]
Maximum amount of loss due to credit risk	$ 33,700
Maximum length of time hedged in cash flow hedges	3 years
Changes in fair value of cash flow hedges, net of tax	$ 31,386	$ 14,917	$ (32,655)
Typical maturity period of other risk management derivatives not designated as hedging Instruments	less than 12 months
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Net unrealized (losses) gains from cash flow hedges recognized in other comprehensive (loss) income	$ 34,529	15,646	(35,654)
Changes in fair value of cash flow hedges, net of tax	31,386	$ 14,917	$ (32,655)
Foreign currency cash flow hedge, reclassified into earnings during fiscal year 2026	$ 23,152